Extinguishment of Liabilities	12 Months Ended
Nov. 30, 2017
Debt Disclosure [Abstract]
Extinguishment of Liabilities

3.	EXTINGUISHMENT OF LIABILITIES

During the year ended November 30, 2016, the Company recognized a gain on extinguishment of liabilities totaling $103,000, for which the creditors no longer has enforcement of payment, due to the claims being passed the statute of limitation.